RISK MANAGEMENT (Details 18)	12 Months Ended
Dec. 31, 2017 [1]
United States Dollar [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	12.49%
Euro [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	11.00%
Other currencies [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	13.02%
Equity and Fund Risk [Member]
Disclosure Of Risk Management [Line Items]
Currency Risk, Sensitivity Factor	14.70%

[1]	Update of currency risk exposure sensitivity factors (Dollar EEUU 5.5% to 12.49%, Euro 6% to 11.00% and other currencies 8% to 13.02%).